Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	As of December 31,
	2020	2021
	RMB	RMB
Receivable from third-party payment platforms	452,927	618,476
Deposits	17,029	62,638
Prepaid expenses	12,796	10,605
Staff advances	2,339	1,773
Receivable from travel agencies	7,898	4,117
Others*	53,815	21,008
Prepayments and Other Current Assets	546,804	718,617
Allowance for doubtful accounts	(53,877)	(118,201)
Prepayments and Other Current Assets, net	492,927	600,416

* Others primarily represent receivable from disposal of a subsidiary, receivable from distributors, deductible input VAT and interest receivable.

Schedule of movement of the allowance for doubtful accounts

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	1,133	—
Impact of adoption to ASC 326	—	7,757	—
Beginning balance	—	8,890	53,877
Additions charged to bad debt expense	1,133	82,167	64,324
Write-offs	—	(37,180)	—	*
Balance at the end of the year	1,133	53,877	118,201

* Write-offs primarily represent long-aged travel-related receivables, which management believes that it is more likely than not that those receivables will not be collectible in the foreseeable future.